Other liabilities and provisions (Tables)	3 Months Ended
Mar. 31, 2023
Other liabilities and provisions
Summary of other liabilities and provisions

	3/31/2023	12/31/2022

	(€ in thousands)
Employee bonus	597	623
Liabilities from payroll	302	301
Management compensation	210	167
Accruals for vacation and overtime	405	294
Accruals for compensation of Supervisory board	225	180
Liabilities from VAT	113	164
Accruals for licenses	12	46
Accruals for commissions	39	21
Others	97	193
Other liabilities	2,000	1,989

Accrual for warranty	336	358
Accruals for management compensation	240	192
Labour dispute	113	114
Provisions	689	664

Total	2,689	2,653